TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Aging of trade receivables
Trade receivables (including contract assets)	$ 191	$ 185
Trade receivables and contract assets
Aging of trade receivables
Trade receivables (including contract assets)	446	679
Trade receivables and contract assets | Cost
Aging of trade receivables
Trade receivables (including contract assets)	530	838
Trade receivables and contract assets | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ (84)	$ (159)
Unbilled Receivables
Aging of trade receivables
Expected loss rate, %	0.00%	0.00%
Trade receivables (including contract assets)	$ 37	$ 49
Unbilled Receivables | Cost
Aging of trade receivables
Trade receivables (including contract assets)	37	49
Unbilled Receivables | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ 0	$ 0
Trade receivables | Current
Aging of trade receivables
Expected loss rate, %	0.60%	1.80%
Trade receivables (including contract assets)	$ 354	$ 540
Trade receivables | Less than 30 days
Aging of trade receivables
Expected loss rate, %	15.40%	3.60%
Trade receivables (including contract assets)	$ 33	$ 54
Trade receivables | Between 31 and 120 days
Aging of trade receivables
Expected loss rate, %	31.00%	33.30%
Trade receivables (including contract assets)	$ 20	$ 30
Trade receivables | Greater than 120 days
Aging of trade receivables
Expected loss rate, %	97.10%	95.70%
Trade receivables (including contract assets)	$ 2	$ 6
Trade receivables | Cost | Current
Aging of trade receivables
Trade receivables (including contract assets)	356	550
Trade receivables | Cost | Less than 30 days
Aging of trade receivables
Trade receivables (including contract assets)	39	56
Trade receivables | Cost | Between 31 and 120 days
Aging of trade receivables
Trade receivables (including contract assets)	29	45
Trade receivables | Cost | Greater than 120 days
Aging of trade receivables
Trade receivables (including contract assets)	69	138
Trade receivables | Expected credit losses | Current
Aging of trade receivables
Trade receivables (including contract assets)	(2)	(10)
Trade receivables | Expected credit losses | Less than 30 days
Aging of trade receivables
Trade receivables (including contract assets)	(6)	(2)
Trade receivables | Expected credit losses | Between 31 and 120 days
Aging of trade receivables
Trade receivables (including contract assets)	(9)	(15)
Trade receivables | Expected credit losses | Greater than 120 days
Aging of trade receivables
Trade receivables (including contract assets)	$ (67)	$ (132)